UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)
Edward S. Garlock, Esq.
Payden & Rygel
333 South Grand Avenue, Los Angeles, CA 90071
(Name and address of agent for service)
Registrant’s telephone number, including area code: 213-625-2870
Date of fiscal year end: October 31, 2007
Date of reporting period: October 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS

ANNUAL REPORT
October 31, 2007

Metzler Payden FUNDS

•	President’s Letter

1	Management Discussion & Analysis

2	Portfolio Highlights & Investments

8	Statements of Assets & Liabilities

9	Statements of Operations

10	Statements of Changes in Net Assets

11	Notes to Financial Statements

14	Financial Highlights

16	Report of Independent Registered Public Accounting Firm

17	Fund Expenses

18	Approval of Investment Advisory Agreement

20	Trustees & Officers

Annual Report

Dear Shareholders,

Welcome to the Metzler/Payden Funds. Metzler/Payden, the adviser to a family of European equity and international real estate funds, is a joint venture founded in 1998 between independent partners Metzler Bank in Frankfurt, and Payden & Rygel in Los Angeles. In the ever-changing corporate landscape, both companies are committed to maintaining their independence and to offering unbiased investment advice and service.
In December 2002, we launched our Eastern and Western European strategies, the European Emerging Markets Fund (MPYMX) and European Leaders Fund (MPYGX), respectively. At its core, our idea was to break two long-standing stereotypes that made investors wary of getting involved in these regions. First, neither the rigid, slow-moving West nor the post-communist unruly East seemed like natural investment choices for these investors. Second, the increased attention gathered by global investing seemed to have focused their attention elsewhere. But, Metzler/Payden recognized the potential in both regions.
The beginning was challenging, as we sought to educate investors about the opportunities we saw in Europe, particularly Eastern Europe. This relatively unknown area, having emerged from communist rule, was a hotbed of economic and investment activity. Yet here, thousands of miles away, little attention was paid to it. Step by step, however, strong performance and even stronger future potential growth started to focus investors’ attention on this emerging region. Today, almost five years later, Eastern European countries continue to post strong growth numbers. Moreover, crucial monetary support from the European Union makes us optimistic for the medium term future of the region.
Western Europe was another challenge, but for different reasons. The idea that many household names that we use or see daily are in fact dynamic and interesting companies located in Europe (Siemens, Bayer, Philips, L’Oreal, BMW come to mind) was little recognized. However, the region’s economy continues to surprise skeptics, and has posted yet another stronger-than-expected year, with demand from local consumers driving economic growth.
In February 2006, we launched a third strategy that nicely complements our Fund group and permits investors to take advantage of yet another investment opportunity. Despite the tumultuous financial market conditions of the past few months, our International Real Estate Fund (MPREX) has held its own during this very difficult time. In fact, global real estate fundamentals have proven to be quite resilient, as expansion continues, driven primarily by strong economic activity in Asia and in particular, Hong Kong and mainland China.
Diversifying your investments into different asset classes/geographical regions is key to successful investing in today’s global economy. Metzler/Payden offers the opportunity for global diversification. We will continue to be vigilant of new investment opportunities, and thank you for your confidence and trust.
Best wishes,

          Scott J. Weiner
          President

The Metzler/Payden European Emerging Markets Fund (MPYMX) returned 46.45% for the fiscal year ended October 31, 2007, while the Fund’s benchmark, the Nomura Central and East European Index, returned 53.74% for the same period. The strong equity rally was underpinned by fast economic growth and healthy company earnings. However, on two occasions, in February/March and in August, respectively, external events in China and in the U.S. caused sell-offs, underlining the global links between markets and illustrating our long-standing opinion that external events can pose serious risks to the region’s otherwise optimistic long-term outlook.
The Fund retained its exposure to its two major countries, Russia and Poland. The Fund continued to favor the Russian market, despite the fact that it traded at significant discounts to its broad peers, which resulted in its relative underperformance for most of the period. This situation started to reverse towards the end of the period, when further clarity about Vladimir Putin’s future role in government gave the market a reason to rally. The Fund also retained its bias in the Polish market in favor of large cap stocks, which rallied after a market-friendly outcome of the parliamentary elections, and away from Polish mid and small cap stocks, which were deemed expensive on a valuation basis. Exposure to Turkey was reduced mid-year due to volatility induced by the country’s general elections. However, after the outcome of the election appeared to benefit the equity market, the Fund increased its exposure. Exposure to Hungary was further reduced due to slow headline economic growth and tightening fiscal policy. Finally, the European Central Bank’s easing bias was also supportive of the market, especially for financial sectors.
The Metzler/Payden European Leaders Fund (MPYGX) returned 28.61% for the twelve months ended October 31, 2007, while the Fund’s benchmark, the MSCI Europe Index, returned 28.55% for the same period. Economic growth in Western Europe continued to be strong, driven by demand for capital goods from large export economies like Germany, while the labor market fell to a new cyclical low of 7% unemployment. Against this backdrop, equities delivered strong returns without extending valuations to unsustainable levels. In an environment of rapidly-rising food and energy prices, however, inflation continues to be a cause of concern for the European Central Bank, so extra vigilance is justified.
Among the more notable changes was the Fund’s increased exposure to telecommunication stocks Vodafone and Telefonica, and reduced exposure to pharmaceutical stocks GlaxoSmithKline, Novartis and Sanofi-Aventis. The reduction in pharmaceutical stocks brought the overweight down to neutral, as no triggers for outperformance in large cap drug makers were present. In the telecommunication sector, the Fund focused on companies with visible growth in broadband or an attractive valuation with potential dividend growth. The Fund also increased exposure to the financial sector with an emphasis on insurance companies during this environment of low valuations, low damage frequency, and increasing premiums and on banks with attractive valuation/growth profile like Banco Santander and HSBC Holdings. During the year the Fund was overweight in the financial and telecommunications sectors, while underweight in the energy and industrial sectors.
The Metzler/Payden International Real Estate Fund (MPREX) returned 0.61% for the period from the Fund’s inception on February 21, 2007 through October 31, 2007, outperforming its benchmark, the Dow Jones Wilshire ex-U.S Real Estate Securities Index, which returned
–4.03% for the same period.
Hong Kong property stocks significantly outperformed the rest of the world over the period. The Fund is overweight Hong Kong and Singapore versus its benchmark, both which have performed well reflecting their growing economies and strong property market characteristics, such as low vacancy rates and rising rents. The Fund reduced exposure to Japanese property stocks. Japan underperformed the global real estate markets, and the Fund is currently underweight Japan versus its benchmark. Further contributing to positive performance was the Fund’s ongoing strategy of being considerably underweight U.K. property stocks, which declined more than 20% during the period.
Despite turbulent financial markets during the period and the resulting volatility in equity prices, global real estate fundamentals in select markets have proven to be generally resilient. The Fund continues to see potential in office and industrial sectors in urban, growing markets, such as Hong Kong and greater China, and also seeks opportunities in certain emerging economic areas.
     Annual Report     1

The Fund seeks long-term capital appre-ciation by generally investing in equity securities of issuers of any capitalization organized in European emerging markets countries.

Country Holdings - percent of value

Russia	35%
Poland	27%
Hungary	9%
Czech Republic	8%
United States	4%
Other	17%
This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (99%)
Consumer Discretionary (3%)
4,899,100	Compa S.A. (b)	$3,282
100,000	OAO Magnit (b)	4,570
788,500	Olympic Entertainment Group A.S. (b)	6,023
800,000	Tofas Turk Otomobil Fabrikasi AS	4,212

		18,087

Consumer Staples (5%)
44,812	BIM Birlesik Magazalar A.S.	3,683
26,000	Cherkizovo Group GDR 144A (b)(d)	374
222,850	Cherkizovo Group-GDR Reg.S (b)(e)	3,205
17,200	EGIS Rt.	2,190
15,400	Gedeon Richter Rt.	3,337
20,000	KRKA d.d.	3,350
139,400	Pyaterochka Holding NV (e)	5,019
243,000	Ramirent Oyj	5,382
31,000	Wimm-Bill-Dann Foods ADR	3,712

		30,252

Diversified (1%)
598,000	Haci Omer Sabanci Holding AS	4,070
924,000	Koc Holdings AS	5,023

		9,093

Energy (22%)
82,500	C.A.T. Oil Ag (b)	2,208
160,100	Grupa Lotos SA (b)	2,999
240,000	Imperial Energy Corp. PLC (b)	6,859
2,800	INA Industrija Nafte DD 144A (b)(d)	1,442
2,800	INA Industrija Nafte DD-GDR (b)(e)	1,442
15,000	Lukoil ADR, LKOD LI, USD, London	1,371
94,250	LUKOIL, LUK GR, EUR, Frankfurt	8,615
219,300	LUKOIL, LUKOY, USD, OTC	20,044
67,000	MOL Magyar Olaj-es Gazipari Rt.	10,317
80,000	Oao Gazprom - Spon ADR	4,014
550,200	Oao Gazprom - Spon ADR (e)	27,400

Principal		Value
or Shares	Security Description	(000)

1,611,200	OAO Rosneft Oil Co.	$14,291
2,140,000	Polish Oil & Gas	4,833
424,700	Polski Koncern Naftowy Orlen S.A. (b)	9,762
527,500	Sibir Energy plc (b)	5,955
113,200	Surgutneftegaz	7,415
2,900	Transneft OAO	5,641

		134,608

Financial (27%)
863,000	Akbank T.A.S.	7,832
25,992	Banca Comerciala Carpatica Sibia (b)	6
12,294,865	Banca Transilvania	4,840
93,000	Bank Handlowy w Warszawie S.A.	4,305
157,700	Bank Pekao SA	16,682
115,450	Bank Zachodni WBK S.A.	12,798
36,900	BRE Bank SA (b)	8,423
119,000	Erste Bank AG	9,640
750,000	Getin Holding S.A. (b)	4,543
176,400	Globe Trade Centre S.A. (b)	3,625
220,000	Immoeast AG (b)	2,673
10,000	Orco Property Group	1,568
197,250	OTP Bank Rt.	10,650
1,155,850	PKO Bank Polski	25,598
39,350	Raiffeisen International Bank-Holding AG	6,495
567,000	Romanian Development Bank	6,437
2,650,000	Sberbank RF	11,395
300,000	Sistema Hals GDR (b)	2,925
1,000,000	Turkiye Garanti Bankasi AS	9,161
900,000	Turkiye Is Bankasi	6,126
1,650,000	Turkiye Vakiflar Bankasi T.A.O.	6,244

		161,966

Industrial (5%)
291,700	Akcansa Cimento A.S.	2,123
116,000	AS Merko Ehitus	3,062
137,000	OAO TMK	6,095
170,000	Opoczno SA (b)	2,917
270,000	Panevezio Statybos Trestas	2,376

2     Metzler/Payden Funds

Principal		Value
or Shares	Security Description	(000)

18,050	PBG S.A. (b)	$2,449
780,000	Polimex Mostostal S.A.	3,237
4,941,300	Turbomecanica S.A	1,494
60,000	Wienerberger AG	3,732

		27,485

Materials (11%)
269,000	Cherepovets MK Severstal (e)	6,402
125,000	Kazakhmys Plc.	3,827
254,500	KGHM Polska Miedz S.A.	13,730
75,750	Norilsk Nickel	23,861
215,000	Novopipetsk Steel	8,867
185,000	Peter Hambro Mining plc (b)	5,399
119,200	Uralkali GDR 144A (b)(d)	2,992

		65,078

Technology (1%)
60,800	Prokom Software SA	3,494

Telecommunication (18%)
165,000	AFK Sistema (e)	6,584
321,500	Agora SA	7,165
300,300	Cesky Telecom AS	9,321
533,400	Comstar United System (e)	6,534
50,000	Hrvatske Telekomunikacije dd	3,600
800,000	Hurriyet Gazetecilik ve Matbaacilik A.S. (b)	2,863
611,000	Magyar Tavkozlesi Rt (Matav)	3,281
110,000	Mobile TeleSystems	9,130
129,500	OAO Vimpel-Communications	4,283
1,980,000	Telekomunikacja Polska SA	18,662
414,500	TVN Sa	4,135
1,124,250	Vimpel-Communications ADR	37,179

		112,737

Utilities (6%)
461,300	CEZ	33,381
44,000	OAO Rosneft Oil GDR 144A (b)(d)	390
33,359	OGK-5 (b)(c)	284
13,765	TGK-5 JSC (b)(c)	56
135,000	Transelectrica SA	2,278

		36,389

Total Common Stocks (Cost $481,727)		599,189
Investment Company (Cost $6,080) (1%)
6,079,530	Payden Cash Reserves Money Market Fund	6,080

Total (Cost - $487,807) (a) (100%)		605,269
Other Assets, net of Liabilities (0%)		1,649

Net Assets (100%)		$606,918

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.
(a)     Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$118,963
Unrealized depreciation	(1,501)

Net unrealized appreciation	$117,462

(b)     Non-income producing security.
(c)      Security appraised at fair value under procedures established by the Board.
(d)      Security offered to qualified investor, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)       Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

			Contract
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
11/2/2007	Czech Republic Koruna (Sell 34,440)	185,728	$ 1,854	$ (19)
11/1/2007	Erro (Sell 154)	14,466	223	(1)

				$ (20)

See notes to financial statements.
     Annual Report    3

The Fund seeks long-term capital appre- ciation by generally investing in stocks of issuers of any capitalization organized in Western European countries.

Country Holding - percent of value

United Kingdom	25%
Germany	18%
France	16%
Switzerland	9%
Spain	8%
Other	24%

This information is not part of the audited financial statements.
Schedule of Investments - October 31, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (97%)
Consumer Discretionary (8%)
2,600	Daimler AG	$286
11,500	EasyJet Plc (b)	158
1,500	Hugo Boss AG	98
2,500	Industria de Diseno Textil Sa (Inditex)	186
600	Pinault-Printemps-Redoute	119
2,000	PSA Peugeot Citreon	185
5,100	Sol Melia, S.A.	98
350	Swatch Group Ab	112
20,100	Tesco Plc	204

		1,446
Consumer Staples (14%)
2,100	Adecco SA	126
7,000	British American Tobacco	266
1,150	Carrefour SA	83
4,400	Diageo Plc	101
1,750	Fresenius AG	139
10,000	GlaxoSmithKline Plc	257
2,100	Groupe Danone	180
750	Loreal	98
800	Merck KGaA	100
900	Nestle	415
4,900	Novartis Ag	260
9,200	Orkla ASA	170
1,150	Roche Holding AG	196
1,950	Sanofi Synthelabo SA	171
1,100	William Demant Holding A/S (b)	101

		2,663

Diversified (1%)
1,050	LVMH Moet Hennessy Louis Vuitton SA	135

Energy (8%)
11,800	BG Group Plc	218
27,000	BP Amoco Plc	351
800	Compagnie Generale de Geophysique (b)	262
6,100	Eni SpA	222
4,150	Saipem S.p.A.	183
3,900	Total SA	314

		1,550

Principal		Value
or Shares	Security Description	(000)

Financial (28%)
4,500	Aegon Nv	$93
1,400	Allianz AG	314
2,800	Axa	125
17,600	Banca Intesa Spa	139
18,500	Banco Santander SA	401
11,000	Barclays Plc	138
2,300	BNP Paribas SA	253
6,500	CGU Plc	102
1,800	Credit Suisse Group (b)	121
1,250	Deutsche Bank AG	166
7,050	Fortis	225
3,700	HBOS Plc	67
22,000	HSBC Holdings Plc	435
2,900	Hypo Real Estate Holding AG	172
15,300	IG Group Holdings PLC	132
1,500	KBC Bankverzekerings Holdings	210
10,000	Lloyds TSB Group Plc	113
10,000	Marfin Popular Bank Public Co. Ltd.	162
4,750	Mediobanca SPA	112
2,200	National Bank of Greece	153
2,400	OTP Bank Rt.	130
9,800	Prudential Plc	159
21,000	Royal Bank of Scotland Group Plc	225
4,000	Sampo Oyj	125
6,191	Scor SE	168
7,250	SNS Reaal	174
600	Societe Generale	101
4,300	UBS AG-Reg	230
31,700	UniCredito Italiano Spa	271

		5,216

Industrial (7%)
5,100	ABB Ltd	153
4,300	Assa Abloy AB	90
27,300	British Aerospace	282
3,400	CRH Plc	130
800	Lafarge	130
5,800	Philips Electronics NV	240
2,400	Siemens AG	325

		1,350

4     Metzler/Payden Funds

Principal		Value
or Shares	Security Description	(000)

Materials (8%)
2,700	ArcelorMittal	$216
2,800	Bayer Ag	233
1,550	BASF Ag	214
3,700	Rio Tinto Plc	345
4,100	Symrise AG (b)	122
2,000	Vedanta Resources PLC	91
850	Wacker Chemie AG	208

		1,429

Technology (3%)
1,700	Cap Gemini	109
4,500	Indra Sisteamas, S.A.	130
5,300	Infineon Technologies AG (b)	78
4,800	SAP AG	259

		576

Telecommunication (14%)
31,000	BT Group Plc	210
4,650	Deutsche Telekom AG	95
3,550	JC Decaux	132
3,250	Neuf Cegetel	164
7,500	Nokia Oyj	297
6,950	Ses Global	171
22,400	Telecom Italia Spa	70
12,416	Telefonica S.A.	409
5,600	United Internet AG	123
2,300	Vivendi Universal	103
142,779	Vodafone Group PLC	561
6,200	Wolters Kluwer-Cva	194
8,500	WPP Group plc	116

		2,645

Utilities (6%)
1,750	E.ON AG	342
3,700	Fortum Oyj	161
5,664	Iberdrola S.A.	91
10,400	National Grid PLC	173
1,700	Red Electrica de Espana	95
900	RWE AG	123
1,900	Suez SA	123

		1,108

Total Common Stocks (Cost $14,973)		18,118
Investment Company (Cost $512) (3%)
512,228	Payden Cash Reserves Money Market Fund	512

Total (Cost - $15,485) (a) (100%)		18,630
Liabilities in excess of Other Assets (0%)		(22)

Net Assets (100%)		$18,608

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,349
Unrealized depreciation	(204)

Net unrealized appreciation	$3,145

(b)	Non-income producing security
See notes to financial statements.
     Annual Report     5

The Fund seeks long-term capital appre- ciation by generally investing in non-U.S. real estate equity securities in developed countries.

Country Holdings - percent of value

United States*	25%
Australia	15%
Hong Kong	13%
Singapore	11%
Japan	8%
Other	28%

*Cash Equivalent	17%
This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (76%)
Apartments (2%)
2,300	Boardwalk Real Estate Investment Trust	$106
Diversified (52%)
60,000	Allgreen Properties Ltd.	65
49,000	Ascendas Real Estate Investment Trust (b)	88
249,500	Ayala Land, Inc.	86
2,600	British Land Company PLC	59
2,400	Brookfield Asset Management	97
19,000	Capitaland Ltd.	105
5,100	Castellum AB	65
68,000	China Overseas Land & Investment Ltd. (b)	161
10,500	Goodman Group	67
17,700	GPT Group	76
8,000	Great Portland Estates Plc.	95
25,000	Guocoland Ltd.	100
2,600	Hammerson PLC	60
18,000	Hang Lung Properties Ltd.	86
5,200	Immoeast AG (b)	63
71,200	Is Gayrimenkul Yatirim Ortakligi AS	118
1,900	IVG Immobillien AG	86
20,000	Keppel Land Ltd.	115
19,000	Kerry Properties Ltd.	163
45,000	Kiwi Income Property Trust	51
1,400	Land Securities Group PLC	48
34,800	Naim Cendera Holdings Berhad	60
6,000	Mitsui Fudosan Co Ltd.	163
45,000	New World Development Co., Ltd.	161
38	NTT Urban Development Corp.	85
1,400	PSP Swiss Property AG (b)	75
4,400	Quintain Estates & Development PLC	56
33,000	Shimao Property Holdings Ltd.	116
28,000	Sino Land Co., Ltd.	87
43,300	SP Setia Berhad	100
10,400	Stockland	86
5,000	Sun Hung Kai Properties Ltd.	95
1,400	Swiss Prime Site AG (b)	80
6,000	Tokyu Land Corp.	62
400	Unibail	99

Principal		Value
or Shares	Security Description	(000)

15,100	UOL Group Ltd.	$55
35,200	Valad Property Group	62
500	Wereldhave NV	60

		3,356

Industrial (7%)
42,800	Bunnings Warehouse Property Trust	92
78,000	Cambridge Industrial Trust (b)	39
9,000	City Developments Ltd.	98
8	Frontier Real Estate Investment Corp.	62
95,400	Malaysian Resources Corp. Berhad (b)	83
56,000	Mapletree Logistics Trust	46
103,800	SA Corporate Real Estate Fund (b)	67

		487

Office (6%)
6,000	Cheung Kong (Holdings) Ltd.	117
1,100	CoStar Group Inc. (b)	63
75,200	ING Office Fund	125
7	Nippon Building Fund Inc.	101

		406

Real Estate Investment Trust (2%)
30,700	Macquarie Leisure Trust Group	103
Regional Malls (7%)
2,600	AEON Mall Co., Ltd.	67
11,200	Centro Properties Group	73
15,460	Westfield Group	312

		452

Total Common Stocks (Cost $4,655)		4,910
Exchange Traded Funds (Cost $429) (7%)
6,800	SPDR DJ Wilshire International Real Estate ETF	447
Warrants (Cost $2) (0%)
4,000	China Overseas Land & Investment Ltd. Warrants (b)	3
	(exercise price $12.50 HKD, between August 28, 2007-08)
Investment Company (Cost $1,097)(17%)
1,096,531	Payden Cash Reserves Money Market Fund	1,097

Total (Cost - $6,183) (a) (100%)		6,457
Liabilities in Excess of Other Assets (0%)		(21)

Net Assets (100%)		$6,436

6     Metzler/Payden Funds

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.
(a)      Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$549
Unrealized depreciation	(275)

Net unrealized appreciation	$274

(b)      Non-income producing security
See notes to financial statements.
     Annual Report     7

October 31, 2007

	European	European	International
	Emerging Markets	Leaders	Real Estate
	Fund	Fund	Fund

ASSETS:
Investments, at value (1)	$605,268,982	$18,629,705	$6,457,343
Foreign cash (2)	2	4,513	2,012
Receivable for:
Interest and dividends	1,351,170	24,112	14,123
Fund shares sold	3,062,766
Investments sold	4,950,711
Receivable from Advisor (Note 3)		1,218	10,446
Other assets	49,713	6,308	7,019

Total Assets	614,683,344	18,665,856	6,490,943

LIABILITIES:
Payable for:
Forward currency contracts	19,769
Investments purchased	5,791,639
Fund shares redeemed	929,719
Accrued expenses:
Investment advisory fees (Note 3)	379,216
Administration fees (Note 3)	61,286	1,925	678
Trustee fees and expenses	9,068	236	100
Other liabilities	574,919	55,654	53,975

Total Liabilities	7,765,616	57,815	54,753

NET ASSETS	$606,917,728	$18,608,041	$6,436,190

NET ASSETS:
Paid in capital	$444,424,790	$13,354,090	$6,327,815
Undistributed net investment income (loss)	(1,335,633)		29,843
Undistributed net realized gains (losses)	46,298,370	2,108,655	(195,879)
Net unrealized appreciation (depreciation) from:
Investments	117,461,946	3,144,293	274,261
Translation of assets and liabilities in foreign currencies	68,255	1,003	150

NET ASSETS	$606,917,728	$18,608,041	$6,436,190

Outstanding shares of beneficial interest (unlimited shares authorized, $0.001 par value)	14,344,323	870,926	641,349

NET ASSET VALUE:
Net asset value and redemption price per share	$42.31	$21.37	$10.04

(1) Investments, at cost	$487,807,036	$15,485,412	$6,183,082
(2) Foreign cash, at cost	$2	$4,513	$2,011
See notes to financial statements.
8      Metzler/Payden Funds

Period ended October 31, 2007

	European	European	International
	Emerging Markets	Leaders	Real Estate
	Fund	Fund	Fund (1)

INVESTMENT INCOME:
Interest income (Note 2)	$477,588	$12,945	$2,888
Dividend income	9,978,099	561,858	104,423
Foreign tax withholding	(1,006,529)	(55,411)	(9,419)

Investment Income	9,449,158	519,392	97,892
EXPENSES:
Investment advisory fees (Note 3)	3,122,029	130,956	28,814
Administration fees (Note 3)	499,525	20,953	4,068
Custodian fees	620,640	22,696	17,233
Transfer agent fees	208,401	15,540	6,836
Registration	60,562	17,371	15,147
Trustee fees and expenses	75,750	2,054	408
Printing and mailing costs	215,640	6,253	1,768
Pricing	8,194	9,580	6,572
Legal fees	51,168	1,740	3,968
Accounting fees	40,888	40,888	28,187
Audit fees	38,300	35,764	36,517
Shareholder servicing fees	523,951	4,413	667
Other expenses	22,205	3,544	91
Expenses previously deferred (Note 3)	375,720

Gross Expenses	5,862,973	311,752	150,276
Custodian credits (Note 2)	(527)	(59)	(284)
Expense subsidy (Note 3)		(85,864)	(107,546)

Net Expenses	5,862,446	225,829	42,446

Net Investment Income (Loss)	3,586,712	293,563	55,446

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	49,462,886	2,148,277	(273,564)
Translation of assets and liabilities in foreign currencies	(3,753,317)	(74,830)	(11,859)
Futures	(426,120)	(1,495)	75,882
Change in net unrealized appreciation (depreciation) from:
Investments	106,695,715	1,943,837	274,261
Translation of assets and liabilities in foreign currencies	85,280	(471)	150

Net Realized and Unrealized Gains (Losses)	152,064,444	4,015,318	64,870

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$155,651,156	$4,308,881	$120,316

(1) Fund commenced operations on February 21, 2007.
See notes to financial statements.
     Annual Report      9

Periods ended October 31, 2007

					International
					Real Estate
	European Emerging Markets Fund		European Leaders Fund		Fund

	2007	2006	2007	2006	2007(1)

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$3,586,712	$1,002,161	$293,563	$108,834	$55,446
Net realized gains (losses) on investments	45,283,449	8,184,798	2,071,952	1,219,035	(209,541)
Change in net unrealized appreciation (depreciation)	106,780,995	8,978,040	1,943,366	982,994	274,411

Change in Net Assets Resulting from Operations	155,651,156	18,164,999	4,308,881	2,310,863	120,316

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,656,157)	(6,317)	(248,470)	(8,547)	(11,348)
Net realized gains from investments	(11,217,316)	(3,984,512)	(1,321,344)	(704,990)

Change in Net Assets from Distributions to Shareholders	(12,873,473)	(3,990,829)	(1,569,814)	(713,537)	(11,348)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	504,404,385	168,364,480	5,676,240	7,019,976	6,811,404
Reinvestment of distributions	12,309,285	3,844,449	1,523,298	712,032	10,137
Cost of fund shares redeemed	(216,964,789)	(53,345,428)	(6,585,072)	(1,467,008)	(494,698)
Redemption fees	234,584	100,276	2,167	3,758	379

Change in Net Assets from Capital Transactions	299,983,465	118,963,777	616,633	6,268,758	6,327,222

Total Change in Net Assets	442,761,148	133,137,947	3,355,700	7,866,084	6,436,190

NET ASSETS:
Beginning of period	164,156,580	31,018,633	15,252,341	7,386,257	—

End of period	$606,917,728	$164,156,580	$18,608,041	$15,252,341	$6,436,190

Undistributed net investment income/distributions in excess of net investment income	$(1,335,633)	$(92)	$—	$(62)	$29,843

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	5,400,430	1,297,469	829,498	470,665	—

Shares sold	14,863,476	5,948,775	298,316	396,656	691,889
Shares issued in reinvestment of distributions	382,266	164,294	85,170	48,201	1,066
Shares redeemed	(6,301,849)	(2,010,108)	(342,058)	(86,024)	(51,606)

Change in shares outstanding	8,943,893	4,102,961	41,428	358,833	641,349

Outstanding shares at end of period	14,344,323	5,400,430	870,926	829,498	641,349

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	772,779,586	211,787,451	17,878,952	20,917,265	7,624,560
Sale of investments (excluding government)	490,019,403	100,784,419	18,157,070	16,005,390	2,258,398

(1) Fund commenced operations on February 21, 2007.
See notes to financial statements.
10     Metzler/Payden Funds

October 31, 2007
1.     Organization and Related Matters
The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Group commenced operations on December 30, 2002. Each of the Funds is able to issue unlimited shares at $0.001 par value.
Each of the Funds has been classified as non-diversified.
2.     Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities Valuation
Equity securities are valued at the official closing price or the last sale price on the foreign exchange or market on which they are principally traded or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.
All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.
Investment Transactions and Related Income
Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.
Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.
Futures Contracts
The Funds may invest in stock index futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the

     Annual Report     11

Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.
Forward Currency Contracts
The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions, if any, are declared and paid semi-annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.
Federal Income Taxes
It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.
Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.
Custodian Credits
The Funds have entered into an agreement with the custodian, whereby each earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to each Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.
Redemption Fee
The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty (30) days.
Other
Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets, or other reasonable basis. Fund-specific expenses are charged to each Fund as incurred.
3.     Related Party Transactions
Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rare of 0.75% for the European Emerging Markets and the European Leaders Funds and 0.85% for the International Real Estate Fund.
The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% for the European Emerging Markets and European Leaders Funds and 1.25% for the International Real Estate Fund of that Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the European Emerging Markets and European Leaders Funds to 1.25% fixed for a one year term. On April 30, 2007 the limit was eliminated for the European Emerging Markets, and increased to 1.33% for the European Leaders Funds.
The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

12      Metzler/Payden Funds

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and therefore is nor recorded as liabilities in the statement of assets and liabilities. As of October 31, 2007, the deferred expense subsidy was $524,266 for the European Emerging Markets, $394,549 for the European Leaders and $107,546 for the International Real Estate Funds.
Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.
Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.
4.     Accounting Pronouncements
In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an
interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a “more-likely-than-not” threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets, results of operations and financial statement disclosures. As of October 31, 2007 the Funds do not believe that the adoption of FIN 48 will have a material impact on the financial statements.
In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures. As of October 31, 2007 the Funds do not believe that the adoption of SFAS 157 will impact the amounts reported in the financial statements; however, additional disclosure may be required about the inputs used in valuation of financial securities.

5.     Federal Income Taxes
For federal income tax purposes the European Emerging Markets and European Leaders Funds had no capital loss carryforwards and the International Real Estate Fund had $ 185,905 capital loss carryforwards expiring in 2015, as of October 31, 2007.
The tax character of distributions paid during the fiscal years ended October 31st is as follows:

	2006		2007

	Ordinary	Long Term	Ordinary	Long Term
	Income	Capital Gains	Income	Capital Gains

European Emerging Markets	$3,422,104	$568,725	$12,150,523	$722,950
European Leaders	599,578	113,959	1,352,956	216,858
International Real Estate			11,348
At October 31, 2007 net unrealized appreciation (depreciation) on investments for federal income tax purposes are as follows:

	Cost of	Gross	Gross	Net Unrealized
	Investments	Unrealized	Unrealized	Appreciation
	Federal Income	Appreciation	Depreciation	(Depreciation)
	Tax Purposes	on Investments	on Investments	on Investments

European Emerging Markets	$493,467,112	$118,963,000	$7,161,130	$111,801,870
European Leaders	15,486,678	3,347,905	204,878	3,143,027
International Real Estate	6,193,056	549,330	285,043	264,287
At October 31, 2007 the components of accumulated earnings (deficit) for federal income tax purposes are as follows:

		Undistributed	Capital		Total
	Undistributed	Realized	Loss	Net Unrealized	Distributable
	Ordinary Income	Capital Gains	Carryforwards	Appreciation	Earnings

European Emerging Markets	$780,713	$51,958,445		$109,753,780	$162,492,938
European Leaders	1,641,504	468,479		3,143,968	5,253,951
International Real Estate	156,031		$(185,905)	138,249	108,375
     Annual Report     13

For a share outstanding during the periods ended October 31st

	European Emerging Markets Fund

	2007	2006	2005	2004	2003 (1)

Net asset value — beginning of period	$30.40	$23.91	$17.75	$13.47	$10.00

Income (loss) from investment activities:
Net investment income	0.25	0.18	0.21	0.09	0.09
Net realized and unrealized gains (losses)	13.30	8.74	7.27	5.55	3.38

Total from investment activities	13.55	8.92	7.48	5.64	3.47

Distributions to shareholders:
From net investment income	(0.12)	0.00 (5)	(0.12)	(0.04)
From net realized gains	(1.54)	(2.47)	(1.21)	(1.35)

Total distributions to shareholders	(1.66)	(2.47)	(1.33)	(1.39)	(0.00)

Proceeds from redemption fees	0.02	0.04	0.01	0.03	—

Net asset value — end of period	$42.31	$30.40	$23.91	$17.75	$13.47

Total return (4)	46.45%	40.54%	44.97%	45.90%	34.69	%(2)

Ratios/supplemental data:
Net assets, end of period	$606,917,728	$164,156,580	$31,018,633	$4,869,345	$1,533,264
Ratio of gross expense to average net assets	1.40%	1.71%	3.07%	8.36%	21.19	%(3)
Ratio of net expense to average net assets	1.40%	1.24%	1.20%	1.16%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	0.86%	0.78%	(0.77%)	(6.27%)	(18.49	%)(3)
Ratio of net investment income to average net assets	0.86%	1.25%	1.10%	0.93%	1.75	%(3)
Portfolio turnover rate	122%	128%	178%	89%	141	%(3)

	European Leaders Fund

	2007	2006	2005	2004	2003 (1)

Net asset value — beginning of period	$18.39	$15.69	$13.69	$12.69	$10.00

Income (loss) from investment activities:
Net investment income	0.30	0.13	0.13	0.13	0.08
Net realized and unrealized gains (losses)	4.56	4.05	2.40	1.60	2.61

Total from investment activities	4.86	4.18	2.53	1.73	2.69

Distributions to shareholders:
From net investment income	(0.25)	(0.01)	(0.14)	(0.17)
From net realized gains	(1.63)	(0.47)	(0.39)	(0.56)

Total distributions to shareholders	(1.88)	(1.48)	(0.53)	(0.73)	0.00

Proceeds from redemption fees	0.00 (5)	0.00 (5)	0.00 (5)	—	—

Net asset value — end of period	$21.37	$18.39	$15.69	$13.69	$12.69

Total return (4)	28.61%	28.95%	18.83%	13.78%	26.90	%(2)

Ratios/supplemental data:
Net assets, end of period	$18,608,041	$15,252,341	$7,386,257	$3,193,178	$841,143
Ratio of gross expense to average net assets	1.78%	2.52%	4.06%	10.63%	31.22	%(3)
Ratio of net expense to average net assets	1.29%	1.24%	1.20%	1.15%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	1.19%	(0.31%)	(1.98%)	(8.83%)	(29.05	%)(3)
Ratio of net investment income to average net assets	1.68%	0.97%	0.88%	0.65%	1.22	%(3)
Portfolio turnover rate	106%	150%	211%	193%	177	%(3)

(1) The Funds commenced operations on December 30, 2002.
(2) Not annualized
(3) Annualized
(4) Total return does not reflect any applicable sales charge
(5) Amount is less than $0.005
See notes to financial statements.
14      Metzler/Payden Funds

	International
	Real Estate
	Fund

	2007 (1)

Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.09
Net realized and unrealized gains (losses)	(0.03)

Total from investment activities	0.06

Distributions to shareholders:
From net investment income	(0.02)
From net realized gains	—

Total distributions to shareholders	(0.02)

Proceeds from redemption fees	0.00	(4)

Net asset value — end of period	$10.04

Total return	0.61	%(2)

Ratios/supplemental data:
Net assets, end of period	$6,436,190
Ratio of gross expense to average net assets	4.42	%(3)
Ratio of net expense to average net assets	1.25	%(3)
Ratio of investment income less gross expenses to average net assets	(1.54	%)(3)
Ratio of net investment income to average net assets	1.63	%(3)
Portfolio turnover rate	78	%(3)

(1)	The Fund commenced operations on February 21, 2007.

(2)	Not annualized

(3)	Annualized

(4)	Amount is less than $0.005
See notes to financial statements.
     Annual Report     15

To the Shareholders and Board of Trustees of The Metzler/Payden Investment Group
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Metzler/Payden Investment Group (the “Funds”), comprising the European Emerging Markets Fund, European Leaders Fund, and International Real Estate Fund as of October 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform each audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds referred to above included in The Metzler/Payden Investment Group as of October 31, 2007, the results of their operations for the period then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Chicago, Illinois
December 26, 2007
16     Metzler/Payden Funds

Understanding Your Fund’s Expenses
Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Fund’s daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.
Actual Expenses
The table below is useful in estimating actual expenses paid during the six-month period ended October 31, 2007. It uses the Fund’s actual return and expense ratio for the period (184/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

				Annualized	Expenses
	Value	Value	6-Month	Expense	Paid During
	May 1, 2007	October 31, 2007	Net Return	Ratio	the Period

European Emerging Markets	$1,000.00	$1,223.70	22.37%	1.41%	$7.90
European Leaders	1,000.00	1,106.50	10.65%	1.29%	6.85
International Real Estate	1,000.00	1,021.40	2.14%	1.25%	6.37
Hypothetical Expenses
The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio for the six-month period (184/365 days) ended October 31, 2007 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

				Annualized	Expenses
	Value	Value	6-Month	Expense	Paid During
	May 1, 2007	October 31, 2007	Net Return	Ratio	the Period

European Emerging Markets	$1,000.00	$1,019.86	1.81%	1.41%	$7.17
European Leaders	1,000.00	1,018.70	1.87%	1.29%	6.56
International Real Estate	1,000.00	1,018.90	1.89%	1.25%	6.36
     Annual Report     17

Both the Investment Company Act of 1940 and the terms of the investment advisory agreement (the“Agreement”) between the investment adviser, Metzler/Payden LLC (the“Adviser”), and The Metzler/Payden Investment Group (the“Trust”) with respect to its three mutual funds require that the Agreement be approved annually both by a majority of the Trust’s Board of Trustees and by a majority of the independent Trustees voting separately. On June 18-19, 2007, the Trust’s Board of Trustees (the“Board”) and the Board’s Audit Committee (the“Committee”) reviewed and considered the nature, extent and quality of the investment advisory services that the investment adviser provided two of the three mutual funds, the Metzler/Payden European Emerging Markets Fund and the Metzler/Payden European Leaders Fund (each a“Fund” and collectively the“Funds”) under the Agreement. The Adviser’s services with respect to the third mutual fund, the Metzler/Payden International Real Estate Fund that commenced operations on February 22, 2007, will be reviewed as a part of the annual review of the Adviser’s services in June 2008. On June 19, 2007, the Board unanimously approved the Agreement with the Adviser for an additional one-year term through June 30, 2008. The Board’s approval followed the unanimous recommendation of the Committee, which is composed of all of the Board’s independent Trustees. The information, material facts and conclusions that formed the basis for the Committee’s recommendation and the Board’s subsequent approval are described below.
1.      Information Reviewed
Materials Reviewed. At its regular quarterly Board meetings during the course of the past year, the Board reviewed a wide variety of materials on the services that the Adviser provided, including information on each Fund’s investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by the Adviser to each Fund. In addition, at the time of the annual review of the Agreement, the Committee requested and reviewed extensive materials regarding each Fund’s investment results, advisory fee and expenses on a comparative basis, financial and profitability information regarding the Adviser, compliance monitoring and securities trading practices, and information on the personnel providing investment management services to each Fund.
Review Process. Independent counsel to the independent Trustees and the Trust provided assistance and advice to the Committee on legal and industry standards. The Committee also met with the Adviser, and separately in a private session with independent counsel, to discuss the approval of the Agreement. In ultimately deciding to recommend approval of the Agreement, the Committee did not identify any single factor or a particular group of factors that in isolation controlled or dominated the review process. Finally, this summary describes the most important, but not all, of the factors considered by the Committee and the Board.
2.      Nature, Extent and Quality of Services
The Board and Committee considered various data and information regarding the nature, extent and quality of the services the Adviser provided each Fund under the Agreement during the past year. In particular, the Board and Committee considered information provided by the Adviser in response to a detailed set of requests for information by independent counsel, including among other things, information on the depth and quality of the Adviser’s investment process, the breadth, depth and quality of the Adviser’s investment professionals providing services to each Fund, the experience, capability and integrity of the Adviser’s senior management, the low turnover rate of its key personnel, and the overall financial strength, stability and steady growth of the Adviser. They also considered the Adviser’s ability and commitment to attract and retain qualified personnel and to maintain and enhance its resources and information technology systems. The Board and Committee further considered the Adviser’s commitment to compliance with applicable laws and regulations and the nature and extent of its compliance program and records. Further, they took into account the administrative, distribution and shareholder services that the Adviser provided each Fund. The Board and Committee concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of each of the Funds, and they also concluded that the overall quality of these services was satisfactory.
3.      Investment Results
At its regular quarterly Board meetings during the past year, the Board reviewed the investment results of each Fund compared to their respective peers and benchmark indices, paying specific attention to any issue of underperformance. In addition, as a part of the annual review of the Agreement, the Board and Committee specifically reviewed each Fund’s performance for the one-year, three-year and since inception periods, as applicable, ended March 31, 2007, as shown in a report prepared by Lipper, Inc. (“Lipper”), compared to the performance of comparable funds (the “Peer Group”) as selected by Lipper, as well as to the Funds’ benchmark index.

18     Metzler/Payden Funds

Lipper is an independent provider of investment company data retained by the Trust for this purpose. The Board noted that the European Emerging Markets Fund performed exceptionally well in comparison to the performance of its Peer Group and the index. With respect to the European Leaders Fund, it was noted that factors had a significant impact on its performance comparison. First, the Fund has always competed well against its benchmark. More important, the mutual funds in the Lipper Peer Group are, at best, only roughly comparable to the Fund because there are not, in fact, mutual funds that are true peers of the Fund. Second, during the year, the Fund transitioned from a growth strategy to a core strategy. As a result, to fairly evaluate the Fund’s performance, it is necessary to blend the returns for the two appropriate benchmarks, and in that case, the Fund competes well against the blended benchmark for the three-year period, and lags the blended benchmark for the one-year period only because of the timing and transaction costs that were incurred during the transition.
4.     Advisory Fees and Total Expenses
The Board and the Committee reviewed information regarding each Fund’s net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, and actual non-management fees. The Board and Committee also considered comparisons of those fees to the fee and expense information for each Fund’s Peer Group, as provided by Lipper. The Board and Committee noted that for each Fund the advisory fee paid the Adviser was in the First Quintile (or lowest fee quintile). With respect to fund expenses, the total expenses for the European Emerging Markets Fund placed it in the First Quintile. The total expenses for the European Leaders Fund placed it much lower, in the fourth quintile, but this is principally due to the nature of the very small expense group and expense universe for the Fund. First, most of the mutual funds in the expense group and expense universe are very large, while the Fund is quite small, which has a significant negative impact in the expense area. Second, some of the mutual funds in the expense group and expense universe are more passive funds, and thus their expense ratios are lower, reflecting that fact.
With respect to economies of scale, the Board and Committee considered general information regarding whether there have been economies of scale with respect to the management of the Funds and whether the Funds have benefited from any such economies of scale. Acknowledging the difficulty in correlating such economies of scale Fund by Fund, the Board and Committee noted that such economies of scale are already likely accounted for in the comparatively low expense levels for each of the Funds.
5.     Adviser Profitability and Indirect Benefits
The Board and Committee reviewed information on a fund complex basis regarding the Adviser’s cost of providing services to the Funds, as well as the resulting level of profits to the Adviser, and reviewed the cost allocation methodology used to determine the profitability to the Adviser of providing services to the Funds. Based on the review of the information received, the Board and Committee each concluded that the profits earned by the Adviser were not excessive in light of the advisory services provided to the Funds. Finally, the Board and Committee noted that the Adviser is indirectly benefited from its advisory relationship with the Funds by its ability to more efficiently invest the assets of small, separately managed accounts in the Funds. In addition, the availability of mutual funds enhances the Adviser’s business reputation and name recognition.
6.     Conclusions
After considering and weighing all of the information provided them, including the factors discussed above, the Board and Committee concluded that it would be in the best interests of each Fund and its shareholders for the Trust to approve renewal of the Agreement for another year.

     Annual Report     19

	Position	Year	Principal Occupation(s)	Fund	Other Directorships
Name & Address	with Fund	Elected	Past 5 Years	Series	Held

333 S. Grand Avenue
Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	2002	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust, and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Payden & Rygel Investment Group;

James Clayburn LaForce	Independent Trustee	2002	Dean Emeritus, The John E, Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Trustee, Advisor Series Trust; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, David Geffen School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner	Interested Trustee	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Norbert F.J. Enste	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC; Principal and Director, B. Metzler sell. Sohn & Co. Holdings KGaA; Chairman, Supervisory Board, Metzler Investment GmbH	All

Officers (2)

Scott J. Weiner	Chairman and President	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LCC	All

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler/Payden, LLC; Managing Director, Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH	All

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	2002	Principal, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel	All

David L. Wagner	Vice President and CCO	2002	Senior Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	2002	Managing Principal, General Counsel and Director, Payden & Rygel	All
Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until resignation, death or removal.

(2)	Officers are elected by, and serve at the pleasure of The Board of Trustees.
20     Metzler/Payden Funds

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     Annual Report     21

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22     Metzler/Payden Funds

Important Information: The information contained in this report is intended for shareholders of the Metzler/Payden Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov or the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record, visit the SEC's web site at http://www.sec.gov. You may also call 866 673-8637 to request a free copy of the proxy voting guidelines.

METZLER/PAYDEN Funds
European Emerging Markets Fund (MPYMX)
European Leaders Fund (MPYGX)
International Real Estate Fund (MPREX)

METZLER/PAYDEN Funds
333 South Grand Avenue • Los Angeles, California 90071 • 866 MP FUNDS • 866 673 8637
metzlerpayden.com

ITEM2. CODE OF ETHICS
Effective June 9, 2003, the registrant adopted “The Metzler/Payden Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers” (the “Supplemental Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller. A copy of the Supplemental Code of Ethics was filed as an exhibit to the registrant’s Annual Report on Form N-CSR for the fiscal year-end and reporting period of October 31, 2003. There has been no amendment to the Supplemental Code of Ethics during the period covered by this report, and the registrant has not granted any waiver, including any implicit waiver, from any provision of the Supplemental Code of Ethics during the period covered by this report. Any person may obtain without charge a copy of the Supplemental Code of Ethics by sending his or her request in writing to: The Metzler/Payden Investment Group, Attention: General Counsel, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071. A copy of the Supplemental Code of Ethics is also posted on the registrant’s Internet website at www.metzlerpayden.com.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
At its meeting on December 18, 2007, the registrant’s Board of Trustees determined that W.D. Hilton, Jr., who is an independent Trustee of the registrant, is the audit committee financial expert for the registrant.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees:
Fiscal year ending October 31, 2007: $83,220
Fiscal year ending October 31, 2006: $52,500
(b) Audit-Related Fees:
Fiscal year ending October 31, 2007: $0
Fiscal year ending October 31, 2006: $0
(c) Tax Fees - For preparation of the annual tax returns (state and Federal) for each Fund:
Fiscal year ending October 31, 2007: $13,830
Fiscal year ending October 31, 2006: $8,800
(d) All Other Fees:
Fiscal year ending October 31, 2007: $0
Fiscal year ending October 31, 2006: $0
(e)(l) The Audit Committee of the registrant’s Board of Trustees, which is composed solely of independent Trustees, approves all services by the registrant’s principal accountant, and the fees for such services, prior to any engagement.
(e)(2) No services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee of the registrant’s Board of Trustees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees:
Fiscal year ending October 31, 2007: $13,830 (Item 4(c))
Fiscal year ending October 31, 2006: $8,800 (Item 4(c))
(h) In the fiscal years ending October 31, 2007 and October 31, 2006, the registrant’s principal accountant did not provide any non-audit services to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that required pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. However, each year at the time the Audit Committee of the registrant’s Board of Trustees considers the appointment and scope of services and fees tor the registrant’s principal accountant, the Audit Committee considers whether the provision of services by the registrant’s principal accountant to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Included as a part of the report to shareholders filed under Item 1 of this report.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT                 COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED                 PURCHASERS
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that the information required to be disclosed by the registrant in this report is accumulated and communicated to them as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS
(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ SCOTT J. WEINER

Scott J. Weiner
Chairman and President
Date: December 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ BRIAN W. MATTHEWS

Brian W. Matthews
Vice President and
Chief Financial Officer
Date: December 28, 2007